Financial Instruments and Risk Management (Credit Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total financial instrument exposure to credit risk	$ 187.5	$ 214.0
Cash and Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial instrument exposure to credit risk	182.8	206.0
Concentrate Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial instrument exposure to credit risk	0.0	2.3
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial instrument exposure to credit risk	$ 4.7	$ 5.7